Employee benefits - Staff Severance Indemnities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits [Line Items]
Current cost of service	$ 0	$ 0	$ 0
Interest cost	14	12	12
Actuarial gain loss	(20)	54	180
Benefits paid during the year	0	0	0
Staff severance indemnities
Employee benefits [Line Items]
Balance, beginning of year	(38,637)	(43,578)	(34,899)
Current cost of service	(4,518)	(1,889)	(4,624)
Interest cost	(3,140)	(2,549)	(2,236)
Actuarial gain loss	(1,603)	3,149	(5,947)
Exchange rate difference	(3,442)	5,039	769
Benefits paid during the year	4,176	1,191	3,359
Transfers of obligations	3,005	0	0
Balance, end of year	$ (44,159)	$ (38,637)	$ (43,578)